SUBSEQUENT EVENTS - Cryptocurrency miner purchase agreement (Details) - Subsequent event - Cryptocurrency miner purchase agreement ¥ in Thousands, $ in Thousands	Apr. 14, 2021 CNY (¥) shares	Apr. 14, 2021 USD ($) shares
Subsequent Event [Line Items]
Number of miners purchased	1,000	1,000
Aggregation value for purchase of miners	¥ 4,670	$ 720